Advance to Suppliers (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Advance to Suppliers [Line Items]
Prepaid service fee	$ 7,403,734	$ 245,723
Two suppliers [Member]
Advance to Suppliers [Line Items]
Prepaid service fee	$ 7,361,018